Credit Facilities, Long-Term Debt and Lease Liabilities - Credit facilities summarized (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Cash drawings	$ 3,808		$ 3,466
Cash collateral	9		9
Committed
Disclosure of detailed information about borrowings [line items]
Facility size	2,916
Outstanding letters of credit	645
Cash drawings	769
Available capacity	1,502
Non-committed
Disclosure of detailed information about borrowings [line items]
Facility size	400
Outstanding letters of credit	220
Cash drawings	0
Available capacity	180
TransAlta Renewables Inc.
Disclosure of detailed information about borrowings [line items]
Cash collateral	124
Syndicated credit facility | Committed
Disclosure of detailed information about borrowings [line items]
Facility size	1,950
Outstanding letters of credit	456
Cash drawings	145
Available capacity	1,349
Bilateral credit facilities | Committed
Disclosure of detailed information about borrowings [line items]
Facility size	240
Outstanding letters of credit	161
Cash drawings	0
Available capacity	79
Term Facility
Disclosure of detailed information about borrowings [line items]
Cash drawings	400		$ 397
Term Facility | Committed
Disclosure of detailed information about borrowings [line items]
Facility size	400
Outstanding letters of credit	0
Cash drawings	400
Available capacity	0
Heartland Credit Facilities | Committed
Disclosure of detailed information about borrowings [line items]
Facility size	276
Outstanding letters of credit	14
Cash drawings	224
Available capacity	38
Heartland EDC letter of credit facility | Committed
Disclosure of detailed information about borrowings [line items]
Facility size	50
Outstanding letters of credit	14
Cash drawings	0
Available capacity	36
Demand facilities | TransAlta Renewables Inc. | Non-committed
Disclosure of detailed information about borrowings [line items]
Facility size		$ 400
Outstanding letters of credit	220
Cash drawings	0
Available capacity	$ 180